Consolidated Statements Of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary Shares
Number of American depositary shares (ADSs) representing one Class A ordinary share	8	8	8